Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-42843
Entity Registrant Name	HARTFORD CREATIVE GROUP, INC.
Entity Central Index Key	0001482554
Entity Tax Identification Number	51-0675116
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8832 Glendon Way
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	626
Local Phone Number	321-1915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	HFUS
Entity Emerging Growth Company	false